CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 49.8	$ 43.8
Accounts receivable, net of allowance for doubtful accounts of $3.4 and $2.8	600.8	545.1
Inventories	2,518.3	1,959.3
Other current assets	88.4	90.2
Assets held for sale	107.3	164.1
Total current assets	3,364.6	2,802.5
Property and equipment, net	1,232.2	1,013.7
Goodwill	1,144.5	967.3
Franchise value	295.4	271.7
Equity method investments	346.9	303.2
Other long-term assets	31.9	20.6
Total assets	6,415.5	5,379.0
LIABILITIES AND EQUITY
Floor plan notes payable	1,685.1	1,388.7
Floor plan notes payable - non-trade	901.6	710.4
Accounts payable	373.3	259.8
Accrued expenses	262.6	221.3
Current portion of long-term debt	50.0	19.5
Liabilities held for sale	59.7	95.9
Total current liabilities	3,332.3	2,695.6
Long-term debt	1,033.2	917.1
Deferred tax liabilities	361.4	287.8
Other long-term liabilities	166.5	162.2
Total liabilities	4,893.4	4,062.7
Commitments and contingent liabilities
Penske Automotive Group stockholders' equity:
Preferred Stock, $0.0001 par value; 100,000 shares authorized; none issued and outstanding
Common Stock
Additional paid-in-capital	693.6	700.0
Retained earnings	799.2	611.0
Accumulated other comprehensive income (loss)	11.6	(6.8)
Total Penske Automotive Group stockholders' equity	1,504.4	1,304.2
Non-controlling interest	17.7	12.1
Total equity	1,522.1	1,316.3
Total liabilities and equity	6,415.5	5,379.0
Non-voting Common Stock
Penske Automotive Group stockholders' equity:
Common Stock
Class C Common Stock
Penske Automotive Group stockholders' equity:
Common Stock